Organization	12 Months Ended
Dec. 31, 2012
Organization
Organization

Organization:    ILFC's primary business operation is to acquire new commercial aircraft from aircraft manufacturers and other parties and lease those aircraft to airlines throughout the world. In addition, we provide fleet management services to investors and/or owners of aircraft portfolios for a management fee. At times, we sell aircraft or engines from our leased aircraft fleet to other leasing companies, financial services companies, and airlines. Through our wholly-owned subsidiary, AeroTurbine, we provide engine leasing, certified aircraft engines, airframes, engine parts and supply chain solutions, and possess the capabilities to disassemble aircraft and engines into parts. In limited cases, we have provided asset value guarantees and loan guarantees to buyers of aircraft or to financial institutions for a fee. We execute our leasing, financing, and parts and supply chain solutions operations through a variety of subsidiaries and VIEs that are consolidated in our financial statements. In terms of the number and value of transactions concluded, we are a major owner-lessor of commercial aircraft.

        Parent Company:    We are an indirect wholly-owned subsidiary of AIG. AIG is a leading global insurance company that provides a wide range of property casualty insurance, life insurance, retirement products, mortgage insurance and other financial services to customers in more than 130 countries.